Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Weighted average fair value of options granted	$ 12.36
Number of options exercised	102,511	125,193
Increase in equity	$ 0.8	$ 2.4
Stock option term	10 years
Vesting period	4 years
Unrecognized compensation cost	$ 16.7
Weighted average period for recognition	2 years 8 months 12 days
Restricted Stock Units (RSUs) [Member]
Options granted	0
Unrecognized compensation cost	$ 14.6
Weighted average period for recognition	2 years 1 month 6 days